Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan
A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
April, 2015	4,915	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
June, 2015	5,839	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2016	147,000	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2016	63,000	Fifth anniversary	5 years
May, 2016	7,899	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
February, 2017	22,012	One-third every anniversary	3 years
February, 2017	11,980	One-third every anniversary	3 years
February, 2017	2,237	Third anniversary	3 years
February, 2018	21,556	7% first month 31% first three anniversaries	3 years
February, 2018	14,379	33% first three anniversaries	3 years
February, 2018	1,316	15% first three anniversaries 25% fourth 30% fifth anniversary	5 years
July, 2018	6,104	Third anniversary	3 years
February, 2019	15,951	1% first month 33% first three anniversaries	3 years
June, 2019	9,256	33% first three anniversaries	3 years
June, 2019	977	33% first three anniversaries	3 years
August, 2019	1,039	33% first three anniversaries	3 years
December, 2019	1,724	100% first anniversary	1 year

Summary of Non-vested Stock Award Activity
A summary of the non-vested stock award activity under the plan as of December 31, 2019, 2018 and 2017 with changes during these years is as follows (in number of shares):

	2019	2018	2017
Non-vested as of January 1	271,904	304,153	333,183
Granted	28,947	43,355	36,229
Vested	(80,170)	(72,045)	(62,224)
Forfeited	(9,476)	(3,559)	(3,035)

Non-vested as of December 31	211,205	271,904	304,153